Taxes - Tax Loss Carryforwards Rollforward (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes [Abstract]
Tax loss carryforwards, beginning	$ 31,323,000,000	$ 30,041,000,000
Derecognized	(932,000,000)	(13,348,000,000)
Increase	21,018,000,000	14,639,000,000
Usage of tax losses	(7,281,000,000)	(460,000,000)
Translation effect of beginning balances	(1,315,000,000)	451,000,000
Tax loss carryforwards, ending	42,813,000,000	31,323,000,000	$ 30,041,000,000
Taxes withheld on payment of dividends	0	0	0
Temporary differences for which tax liability not recognized	$ 5,792,000,000	$ 14,528,000,000	$ 19,141,000,000